Accumulated Other Comprehensive Loss, Net of Tax	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Accumulated Other Comprehensive Loss, Net of Tax	ACCUMULATED OTHER COMPREHENSIVE LOSS, NET OF TAX:

		Year ended December 31
	Note	2019	2020	2021
Opening balance of foreign currency translation account		$(14.4)	$(14.6)	$(10.3)
Foreign currency translation adjustments		(0.2)	4.3	(7.7)
Closing balance		(14.6)	(10.3)	(18.0)

Opening balance of unrealized net gain (loss) on currency forward cash flow hedges		$(7.7)	$3.1	$11.6
Net gain (loss) on currency forward cash flow hedges(i)		6.7	9.0	(5.3)
Reclassification of net loss (gain) on currency forward cash flow hedges to operations(ii)		4.1	(0.5)	(8.2)
Closing balance(iii)		3.1	11.6	(1.9)

Opening balance of unrealized net loss on interest rate swap cash flow hedges		$(4.4)	$(12.1)	$(16.5)
Net gain (loss) on interest rate swap cash flow hedges		(10.2)	(12.8)	2.4
Reclassification of net loss on interest rate swap cash flow hedges to operations		2.5	8.4	7.2
Closing balance(iv)		(12.1)	(16.5)	(6.9)

Actuarial gains (losses) on pension and non-pension post-employment benefit plans	18	$(8.7)	$(9.1)	$9.3
Reclassification of actuarial losses (gains) to deficit		8.7	9.1	(9.3)
Loss on purchase of pension annuities	18	—	(0.2)	—
Reclassification of loss on purchase of pension annuities to deficit	18	—	0.2	—
Closing balance		—	—	—

Accumulated other comprehensive loss		$(23.6)	$(15.2)	$(26.8)
(i)    Net of income tax recovery of $0.5 for 2021 (2020 — net of $0.8 income tax expense; 2019 — net of $0.2 income tax expense).
(ii)    Net of release of $0.6 income tax expense associated with the reclassification of net hedge (gain) loss to the consolidated statements of operations for 2021 (2020 — net of nil income tax expense; 2019 — net of release of $0.5 of income tax benefit).
(iii)    Net of income tax recovery of $0.1 as of December 31, 2021 (December 31, 2020 — net of $1.0 of income tax expense; December 31, 2019 — net of $0.2 of income tax expense).
(iv)    No income tax impact as of December 31, 2021, December 31, 2020 or December 31, 2019.